Note 11 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
11.
       Commitments and Contingencies

(a)	As of
December
31,
2016
a subsidiary of the Company, Alterwall Business Inc. owner of M/V “Ninos”, has a dispute with a fuel oil supplier who claimed a maritime lien against the vessel after the company which had time-chartered the vessel from the Company went bankrupt and failed to pay certain invoices. The vessel was arrested in Karachi and released after a bank guarantee for an amount of
$0.53
million, for which the bank has restricted an equal amount of the Company's cash which is presented within Restricted Cash, was provided on behalf of the Company. Legal proceedings continue. The Company has not made a provision for any loss as although it believes it will be successful, it cannot determine the possible outcome of the legal proceedings.

There are no other material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business. In the opinion of the management, the disposition of these lawsuits should not have a material impact on the consolidated results of operations, financial position and cash flows.

(b)	As of
December

31,
2016,
the Company had a newbuilding contract for the construction of one
Kamsarmax drybulk carrier. The contract contains an opt-out clause in favor of the Company which can be invoked by
March
31,
2017
without penalty except for the progress payment already made. However, the Company decided to proceed with the original contract as modified in an addendum signed in
March
2017.
According to the amended newbuilding contract, the Company will make payments of
$4.5
million in
2017
and
$18.0
million in
2018
for the construction of the vessel.